Income Tax (Details) $ in Thousands, $ in Millions	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023
Income Tax [Line Items]
Income tax rate (in Dollars)	$ (2,193)		$ (1,406)	$ (726)
Income tax percentage	16.50%	16.50%
Tax losses carried forward (in Dollars)	$ 5,309,000		$ 830,000
Statutory tax rate	16.50%	16.50%		16.50%	16.50%
SJFZ [Member]
Income Tax [Line Items]
Income tax percentage	8.25%	8.25%
Hong Kong [Member]
Income Tax [Line Items]
Income tax rate (in Dollars)		$ 2
Applicable tax rate percentage	16.50%	16.50%
Hong Kong [Member] | SJFZ [Member]
Income Tax [Line Items]
Income tax rate (in Dollars)		$ 2
Singapore [Member]
Income Tax [Line Items]
Statutory tax rate	17.00%	17.00%